Commitments	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Commitments [Text Block]

15.       Commitments

During year ended January 31, 2013, the Company entered into a binding Memorandum of Understanding (“MOU”) dated October 9, 2012 pursuant to which the Company will pay $5,000 per month effective September 1, 2012 for consulting services, for a two year period.

15.         Commitments

The Company entered into a binding Memorandum of Understanding (“MOU”) dated October 9, 2012 pursuant to which the Company will pay $5,000 per month effective September 1, 2012 for consulting services, for a two year period. The Company also granted 600,000 stock options, each exercisable into one common share of the Company at $0.25 per share until October 9, 2017.